Goodwill - Components of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014
Costs:
Beginning balance	$ 3,692	$ 3,760
Exchange of difference	(38)	(68)
Ending balance	11,194	3,692
Accumulated goodwill impairment loss:
Beginning balance	0	0
Ending balance	0	0
Goodwill, net	11,194	$ 3,692
Qingdao Alice Kindergarten [Member]
Costs:
Acquisition	$ 7,540